Shareholder Report, Holdings (Details)	Aug. 31, 2024
Schwab U.S. REIT ETF | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
Schwab U.S. REIT ETF | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
Schwab U.S. REIT ETF | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
Schwab U.S. REIT ETF | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
Schwab U.S. REIT ETF | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
Schwab U.S. REIT ETF | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
Schwab U.S. REIT ETF | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
Schwab U.S. REIT ETF | Digital Realty Trust Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Schwab U.S. REIT ETF | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Schwab U.S. REIT ETF | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
Schwab U.S. REIT ETF | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[2]
Schwab U.S. REIT ETF | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[2]
Schwab U.S. REIT ETF | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[2]
Schwab U.S. REIT ETF | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[2]
Schwab U.S. REIT ETF | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[2]
Schwab U.S. REIT ETF | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[2]
Schwab U.S. REIT ETF | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[2]
Schwab U.S. REIT ETF | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[2]
Schwab U.S. REIT ETF | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
Schwab U.S. REIT ETF | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
Schwab U.S. REIT ETF | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
Schwab U.S. REIT ETF | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
Schwab U.S. REIT ETF | Timber REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
Schwab U.S. REIT ETF | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
Schwab Fundamental U.S. Broad Market ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
Schwab Fundamental U.S. Broad Market ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Schwab Fundamental U.S. Broad Market ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Schwab Fundamental U.S. Broad Market ETF | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Schwab Fundamental U.S. Broad Market ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Schwab Fundamental U.S. Broad Market ETF | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Schwab Fundamental U.S. Broad Market ETF | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Schwab Fundamental U.S. Broad Market ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
Schwab Fundamental U.S. Broad Market ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
Schwab Fundamental U.S. Broad Market ETF | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
Schwab Fundamental U.S. Broad Market ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[2]
Schwab Fundamental U.S. Broad Market ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[2]
Schwab Fundamental U.S. Broad Market ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[2]
Schwab Fundamental U.S. Broad Market ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[2]
Schwab Fundamental U.S. Broad Market ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[2]
Schwab Fundamental U.S. Broad Market ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[2]
Schwab Fundamental U.S. Broad Market ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[2]
Schwab Fundamental U.S. Broad Market ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[2]
Schwab Fundamental U.S. Broad Market ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[2]
Schwab Fundamental U.S. Broad Market ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
Schwab Fundamental U.S. Broad Market ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[2]
Schwab Fundamental U.S. Broad Market ETF | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
Schwab Fundamental U.S. Broad Market ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2],[3]
Schwab Fundamental U.S. Large Company ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
Schwab Fundamental U.S. Large Company ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Schwab Fundamental U.S. Large Company ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Schwab Fundamental U.S. Large Company ETF | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
Schwab Fundamental U.S. Large Company ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Schwab Fundamental U.S. Large Company ETF | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Schwab Fundamental U.S. Large Company ETF | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Schwab Fundamental U.S. Large Company ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Schwab Fundamental U.S. Large Company ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Schwab Fundamental U.S. Large Company ETF | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Schwab Fundamental U.S. Large Company ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[2]
Schwab Fundamental U.S. Large Company ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[2]
Schwab Fundamental U.S. Large Company ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[2]
Schwab Fundamental U.S. Large Company ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[2]
Schwab Fundamental U.S. Large Company ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[2]
Schwab Fundamental U.S. Large Company ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[2]
Schwab Fundamental U.S. Large Company ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[2]
Schwab Fundamental U.S. Large Company ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[2]
Schwab Fundamental U.S. Large Company ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
Schwab Fundamental U.S. Large Company ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
Schwab Fundamental U.S. Large Company ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
Schwab Fundamental U.S. Large Company ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2],[3]
Schwab Fundamental U.S. Small Company ETF | Abercrombie and Fitch Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
Schwab Fundamental U.S. Small Company ETF | EchoStar Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
Schwab Fundamental U.S. Small Company ETF | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
Schwab Fundamental U.S. Small Company ETF | Cirrus Logic, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Schwab Fundamental U.S. Small Company ETF | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Schwab Fundamental U.S. Small Company ETF | Coinbase Global, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Schwab Fundamental U.S. Small Company ETF | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Schwab Fundamental U.S. Small Company ETF | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Schwab Fundamental U.S. Small Company ETF | GameStop Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Schwab Fundamental U.S. Small Company ETF | Tutor Perini Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Schwab Fundamental U.S. Small Company ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[2]
Schwab Fundamental U.S. Small Company ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[2]
Schwab Fundamental U.S. Small Company ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[2]
Schwab Fundamental U.S. Small Company ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[2]
Schwab Fundamental U.S. Small Company ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[2]
Schwab Fundamental U.S. Small Company ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[2]
Schwab Fundamental U.S. Small Company ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
Schwab Fundamental U.S. Small Company ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
Schwab Fundamental U.S. Small Company ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[2]
Schwab Fundamental U.S. Small Company ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
Schwab Fundamental U.S. Small Company ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[2]
Schwab Fundamental U.S. Small Company ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2],[3]
Schwab Fundamental International Equity ETF | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Schwab Fundamental International Equity ETF | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Schwab Fundamental International Equity ETF | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Schwab Fundamental International Equity ETF | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Schwab Fundamental International Equity ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Schwab Fundamental International Equity ETF | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
Schwab Fundamental International Equity ETF | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Schwab Fundamental International Equity ETF | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Schwab Fundamental International Equity ETF | BHP Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Schwab Fundamental International Equity ETF | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Schwab Fundamental International Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[2]
Schwab Fundamental International Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
Schwab Fundamental International Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[2]
Schwab Fundamental International Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[2]
Schwab Fundamental International Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[2]
Schwab Fundamental International Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[2]
Schwab Fundamental International Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[2]
Schwab Fundamental International Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[2]
Schwab Fundamental International Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[2]
Schwab Fundamental International Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[2]
Schwab Fundamental International Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[2]
Schwab Fundamental International Equity ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[2],[3]
Schwab Fundamental International Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.20%	[2]
Schwab Fundamental International Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.30%	[2]
Schwab Fundamental International Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[2]
Schwab Fundamental International Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.20%	[2]
Schwab Fundamental International Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%	[2]
Schwab Fundamental International Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	7.80%	[2]
Schwab Fundamental International Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
Schwab Fundamental International Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.20%	[2]
Schwab Fundamental International Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
Schwab Fundamental International Equity ETF | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
Schwab Fundamental International Equity ETF | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
Schwab Fundamental International Equity ETF | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.70%	[2]
Schwab Fundamental International Small Equity ETF | DSM Firmenich AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
Schwab Fundamental International Small Equity ETF | HD Korea Shipbuilding and Offshore Engineering Co. Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Schwab Fundamental International Small Equity ETF | Celestica, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Schwab Fundamental International Small Equity ETF | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Schwab Fundamental International Small Equity ETF | Novonesis (Novozymes) B, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Schwab Fundamental International Small Equity ETF | Asics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Schwab Fundamental International Small Equity ETF | Hokkaido Electric Power Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Schwab Fundamental International Small Equity ETF | Toho Holdings Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Schwab Fundamental International Small Equity ETF | Meritz Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Schwab Fundamental International Small Equity ETF | Konecranes OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Schwab Fundamental International Small Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[2]
Schwab Fundamental International Small Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[2]
Schwab Fundamental International Small Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[2]
Schwab Fundamental International Small Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%	[2]
Schwab Fundamental International Small Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[2]
Schwab Fundamental International Small Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[2]
Schwab Fundamental International Small Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[2]
Schwab Fundamental International Small Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
Schwab Fundamental International Small Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[2]
Schwab Fundamental International Small Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
Schwab Fundamental International Small Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[2]
Schwab Fundamental International Small Equity ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[2],[3]
Schwab Fundamental International Small Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	35.20%	[2]
Schwab Fundamental International Small Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.00%	[2]
Schwab Fundamental International Small Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[2]
Schwab Fundamental International Small Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.70%	[2]
Schwab Fundamental International Small Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
Schwab Fundamental International Small Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%	[2]
Schwab Fundamental International Small Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.30%	[2]
Schwab Fundamental International Small Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.70%	[2]
Schwab Fundamental International Small Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
Schwab Fundamental International Small Equity ETF | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
Schwab Fundamental International Small Equity ETF | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
Schwab Fundamental Emerging Markets Equity ETF [Member] | China Construction Bank Corp., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Industrial Commercial Bank of China Ltd., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Petroleo Brasileiro SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Schwab Fundamental Emerging Markets Equity ETF [Member] | China Petroleum Chemical Corp., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Bank of China Ltd., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[2],[3]
Schwab Fundamental Emerging Markets Equity ETF [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	32.60%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	21.40%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	13.10%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	10.40%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.60%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.80%	[2]
Schwab Fundamental Emerging Markets Equity ETF [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%	[2]

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Excludes derivatives.
[3]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.